Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables, net and Contract assets and liabilities
Contract assets	$ 990	$ 985	$ 1,025
Contract liabilities	1,894	1,903	$ 1,719
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2020/2019	(1,086)	(1,011)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	1,136	1,129
Receivables recognized that were included in the Contract assets balance at Jan 1, 2020/2019	$ (566)	$ (680)